TRADE RECEIVABLES, NET AND CONTRACT ASSETS	12 Months Ended
Dec. 31, 2020
TRADE RECEIVABLES, NET AND CONTRACT ASSETS [Abstract]
TRADE RECEIVABLES, NET AND CONTRACT ASSETS
NOTE 13. TRADE RECEIVABLES, NET AND CONTRACT ASSETS

These line items represent trade accounts receivable from completed contracts, contract assets and other miscellaneous invoices (e.g. trading, procurement services).
Given the nature of the Technip Energies Group’s operations, its clients are mainly major oil and gas, petrochemical or oil-related companies.

Management periodically assesses customers’ creditworthiness. An allowance for doubtful receivables was recorded for all potential uncollectible receivables as well as additional expected credit losses as of January 1, 2018 upon adoption of IFRS 9. There was no valuation allowance recorded on contract assets for the years ended December 31, 2020, 2019 and 2018.

Valuation allowances for trade receivables have changed as shown in the following table:

	December 31,
(In millions EUR)	2020	2019	2018
Gross Amount	€1,115.1	€970.6	€1,141.3
Opening allowance for doubtful accounts – as measured according to IFRS 9	(42.1)	(46.4)	(46.9)
Change in expected credit loss	(0.7)	0.1	(0.6)
Increase in impairment allowance	(10.2)	(5.1)	(14.5)
Used allowance reversals	3.4	1.3	2.6
Unused allowance reversals	4.1	7.7	4.4
Effects of foreign exchange and other	1.8	0.3	8.6
Other	(12.3)	-	-
Closing allowance for doubtful accounts – as measured according to IFRS 9	(56.0)	(42.1)	(46.4)
Total trade receivables, net	€1,059.1	€928.5	€1,094.9

Credit risk details and risk management objectives are discussed in Note 26.